Condensed Financial Information - Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Condensed Financial Information for the Company

The following is condensed financial information for the Company.

Condensed Statements of Profit or Loss and Other Comprehensive Income for the years ended 31 December 2023, 2024, and 2025

	2023	2024	2025
REVENUE	602,138	776,807	775,668
Dividend income from banking subsidiaries*	283,352	285,206	223,535
Dividend income from other subsidiaries*	296,700	467,500	518,500
Interest income	22,324	22,707	23,151
Marketing income	—	—	20,889
Net (losses) gains on foreign exchange operations	(238)	1,394	(10,454)
Fees and commission income	—	—	47

COSTS AND OPERATING EXPENSES	(24,544)	(20,826)	(36,826)
General and administrative expenses	(24,528)	(20,810)	(20,242)
Interest expense	—	—	(16,534)
Fee and commission expense	(16)	(16)	(32)
Provision expenses	—	—	(18)

NET INCOME BEFORE TAX	577,594	755,981	738,842

Income tax	(3,705)	(4,058)	(2,966)

NET INCOME	573,889	751,923	735,876

OTHER COMPREHENSIVE INCOME	—	—	34

TOTAL COMPREHENSIVE INCOME	573,889	751,923	735,910

* Joint Stock Company Kaspi.kz directly holds 100% ownership interest in Kaspi Group JSC, the parent company of banking group and indirectly holds 98.95% ownership interest in Kaspi Bank JSC through Kaspi Group JSC. As allowed under IAS 27.10, the investment in banking subsidiaries and other subsidiaries were accounted for under the cost method. Using the equity method, the income in undistributed earnings of banking subsidiaries were KZT 8,607 million, KZT 11,030 million and KZT 15,721 million for 2023, 2024 and 2025, respectively, and the income in undistributed earnings of other subsidiaries were KZT 78,196 million, KZT 34,690 million and KZT 30,150 million for 2023, 2024, and 2025, respectively.

Condensed Statements of Financial Position as at 31 December 2024 and 2025

	2024	2025
ASSETS:
Cash and cash equivalents	324,993	506,361
Investments in banking subsidiaries*	171,107	171,107
Investments in other subsidiaries*	39,103	703,818
Investment securities and derivatives	—	215,524
Current income tax assets	—	143
Other assets	1,352	2,026

TOTAL ASSETS	536,555	1,598,979

LIABILITIES:
Debt securities issued	—	331,992
Other liabilities	155	1,112

TOTAL LIABILITIES	155	333,104

EQUITY:
Issued capital	130,144	130,144
Treasury shares	(151,521)	(169,985)
Revaluation reserve of financial assets	—	34
Share-based compensation reserve	31,777	27,938
Retained earnings	526,000	1,277,744

TOTAL EQUITY	536,400	1,265,875

TOTAL LIABILITIES AND EQUITY	536,555	1,598,979

* Using the equity method, the investment in banking subsidiaries were KZT 221,293 million and KZT 233,595 million for 31 December 2024 and 2025, respectively, and the investment in other subsidiaries were KZT 204,620 million and KZT 869,386 million for 31 December 2024 and 2025, respectively.

In accordance with NBRK regulations, dividends paid by the Bank to the Company are subject to certain limitations.

Condensed Statements of Cash Flows For the Years ended 31 December 2023, 2024, and 2025

	2023	2024	2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income received	18,991	19,303	23,577
Interest paid	—	—	(21,954)
Fees and commissions received	—	—	47
Fees and commissions paid	(16)	(16)	(32)
Marketing income received	41	—	20,889
General and administrative expenses paid	(3,669)	(3,548)	(8,395)

Cash flows from operating activities before changes in operating assets and liabilities	15,347	15,739	14,132

Changes in operating assets and liabilities
Other assets	426	(821)	(815)
Other liabilities	80	(14)	956

Cash inflow from operating activities before income tax	15,853	14,904	14,273

Income tax paid	(539)	(587)	(2,966)

Net cash inflow from operating activities	15,314	14,317	11,307

CASH FLOWS FROM INVESTING ACTIVITIES:
Dividends received from subsidiaries	580,052	752,706	742,035
Proceeds on disposal of financial assets at FVTOCI	—	—	336,907
Purchase of financial assets at FVTOCI	—	—	(587,234)
Acquisition of subsidiary, net of cash acquired	—	—	(552,834)
Sale of investments in subsidiaries	—	5,000	—
Purchase of investments in subsidiaries			(33,721)

Net cash (outflow)/inflow from investing activities	580,052	757,706	(94,847)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of debt securities	—	—	326,047
Dividends paid	(560,132)	(646,056)	—
Purchase of treasury shares	(60,703)	(2,852)	(21,907)

Net cash inflow/(outflow) from financing activities	(620,835)	(648,908)	304,140

Effect of changes in foreign exchange rate on cash and cash equivalents	(279)	1,394	(39,232)
NET INCREASE/ (DECREASE) IN CASH AND CASH EQUIVALENTS	(25,748)	124,509	181,368

CASH AND CASH EQUIVALENTS, beginning of period	226,232	200,484	324,993

CASH AND CASH EQUIVALENTS, end of period	200,484	324,993	506,361